Commitments and Contingencies - Additional Information - Samsung (Details)	1 Months Ended	12 Months Ended			24 Months Ended
	Jul. 31, 2018 USD ($) newbuilding	Dec. 31, 2019 USD ($) newbuilding	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 vessel	Sep. 30, 2019	Aug. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)
Loss Contingencies [Line Items]
January to December 2020		$ 7,552
Debt instrument, face amount		3,178,950,000	$ 3,097,742,000
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs		214,670,000	$ 233,736,000	$ 533,260,000
Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Aggregate fully built-up cost for shipbuilding contracts				588,700,000			$ 128,200,000
Subsidiaries expected to be received				$ 16,000,000
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs		7,200,000
Payments due in 2020							21,200,000
Payments due in 2021							26,700,000
Proceeds under long-term sale leaseback transaction		214,200,000
Payments due in 2022							$ 73,100,000
Suezmax DP2 Shuttle Tanker Newbuildings | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
January to December 2020		367,600,000
Debt instrument, face amount								$ 413,800,000
Debt instrument, face amount		$ 198,100,000
Number of newbuildings | newbuilding		4
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs		$ 221,100,000
Suezmax DP2 Shuttle Tanker Newbuildings | Scenario, Forecast | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of vessels | vessel					2
Aframax DP 2 Shuttle Tanker Newbuildings
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding	2
Aframax DP 2 Shuttle Tanker Newbuildings | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Aggregate fully built-up cost for shipbuilding contracts	$ 257,100,000
Subsidiaries expected to be received	$ 2,000,000
Payments made towards the commitment		53,200,000
Payments due in 2020		129,500,000
Payments due in 2021		74,400,000
Sale-Leaseback Financing | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Other Liabilities		$ 23,800,000
Interest rate on convertible promissory note (as a percent)						5.50%